PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid rent	$ 58	$ 65
Prepaid utilities	51	30
Prepaid insurance	412	41
Prepaid administrative expenses	63	61
Prepaid technical fees	141	8
Prepaid consulting fees	27
VAT receivable	50	54
Total prepaid expenses and other current assets	802	259
Prepaid Insurance Noncurrent	$ 217	$ 0